Annual Fund Operating Expenses	12 Months Ended
Oct. 31, 2012
Vanguard International Value Fund - Investor Shares | Vanguard International Value Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.37%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.41% [1]
Vanguard Diversified Equity Fund - Investor Shares | Vanguard Diversified Equity Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	none
12b-1 Distribution Fee	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.40%
Total Annual Fund Operating Expenses	0.40%
Vanguard Emerging Markets Select Stock Fund - Investor Shares | Vanguard Emerging Markets Select Stock Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.68%
12b-1 Distribution Fee	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.92%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.